Shareholder Fees - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO	Dec. 30, 2024 USD ($)
FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO | Fidelity SAI International Small Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none